LOANS PAYABLE - SBA - PPP LOAN	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS PAYABLE-SBA-PPP LOAN
LOANS PAYABLE-SBA-PPP LOAN

6 -   LOANS PAYABLE — SBA — PPP LOAN

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted to provide emergency assistance for individuals, families, and organizations affected by the coronavirus pandemic. The PPP, created through the CARES Act, provides qualified organizations with loans of up to $10,000,000. Under the terms of the CARES Act and the PPP, the Company can apply for and be granted forgiveness for all or a portion of the loan issued to the extent the proceeds are used in accordance with the PPP.

In April and May 2020, SoBeNY and Corphousing obtained funding of $516,225 and $298,958, respectively, from a bank established by the Small Business Administration (“SBA”). The loans have an initial deferment period wherein no payments are due until the application of forgiveness is submitted, not to exceed ten months from the covered period. Interest will continue to accrue during this deferment period. After the deferment period ends, the loans are payable in equal monthly installments of $29,052 and

$15,932, respectively, including principal and interest at a fixed rate of 1.00%, through April and May 2022. No collateral or personal guarantees were required to obtain the PPP loans.

Accrued interest at June 30, 2022 and December 31, 2021, was $16,303 and $13,337, respectively and is included in accounts payable and accrued expenses in the consolidated balance sheets.

Future minimum principal repayments of the SBA — PPP loans payable are as follows:

For the Twelve Months Ending June 30,
2023	$815,183

5 -   LOANS PAYABLE — SBA — PPP LOANS

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted to provide emergency assistance for individuals, families, and organizations affected by the coronavirus pandemic. The PPP, created through the CARES

Act, provides qualified organizations with loans of up to $10,000,000. Under the terms of the CARES Act and the PPP, the Company can apply for and be granted forgiveness for all or a portion of the loan issued to the extent the proceeds are used in accordance with the PPP.

In April and May 2020, SoBeNY and Corphousing obtained funding of $516,225 and $298,958, respectively, from a bank established by the Small Business Administration (“SBA”). The loans have an initial deferment period wherein no payments are due until the application of forgiveness is submitted, not to exceed ten months from the covered period. Interest will continue to accrue during this deferment period. After the deferment period ends, the loans are payable in equal monthly installments of $29,052 and 15,932, respectively, including principal and interest at a fixed rate of 1.00%, through April and May 2022, respectively. No collateral or personal guarantees were required to obtain the PPP loans. The Company does not intend to apply for forgiveness of these loans and expects to repay the loans in accordance with the terms of the agreements. As of December 31, 2021, payments have not begun on these loans and they are currently in default.

Accrued interest at December 31, 2021 and 2020,was $13,337 and $5,162, respectively, and is included in accounts payable and accrued expenses in the consolidated balance sheets.